Cover	Jun. 13, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Entity File Number	001-40976
Entity Registrant Name	Spectaire Holdings Inc.
Entity Central Index Key	0001844149
Entity Tax Identification Number	98-1578608
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	155 Arlington St
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	508
Local Phone Number	213-8991
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SPEC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	SPECW
Security Exchange Name	NASDAQ